Segment and Geographic Information - Schedule of Revenue by Geographic Region (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 58,864	$ 38,366	$ 85,790	$ 53,821	$ 37,984
United States [Member]
Segment Reporting Information [Line Items]
Revenues	46,293	31,474	69,420	46,078	33,135
International [Member]
Segment Reporting Information [Line Items]
Revenues	$ 12,571	$ 6,892	$ 16,370	$ 7,743	$ 4,849